Other Operating Income And Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of Other Operating Expenses
Other operating expenses
for the first half of 2025 included
€
2,331 million of expenses related to Regeneron (compared with
€
1,841 million in the first half of 2024), as shown in the table below.

( € million)	June 30, 2025 (6 months)	June 30, 2024 (6 months)

Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance	(2,475)	(1,934)

Additional share of profit paid by Regeneron towards development costs	494	389

Reimbursement to Regeneron of selling expenses incurred	(346)	(292)

Total: Monoclonal Antibody Alliance	(2,327)	(1,837)

Other (mainly Zaltrap and Libtayo)	66	92

Other operating income/(expenses), net related to Regeneron	(2,261)	(1,745)

of which amount presented in “Other operating income”	70	96